Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax [Absract]
Schedule of Deferred tax assets and liabilities

	Recognized in earnings		As at December 31
	2018	2017	2018	2017

Assets
Property, plant and equipment	$119,132	$(4,325)	$245,206	$115,193
Provision for reclamation	(36,622)	(16,760)	191,189	227,785
Inventories	1,137	1,027	2,163	1,027
Foreign exploration and development	(14)	16	5,281	5,295
Income tax losses	39,289	57,203	499,180	459,885
Defined benefit plan actuarial losses	-	-	5,646	7,845
Long-term investments and other	24,169	(27,166)	57,347	31,674

Deferred tax assets	147,091	9,995	1,006,012	848,704

Liabilities
Inventories	-	(12,430)	-	-

Deferred tax liabilities	-	(12,430)	-	-

Net deferred tax asset	$147,091	$22,425	$1,006,012	$848,704

Deferred tax allocated as	2018	2017

Deferred tax assets	$1,006,012	$861,171
Deferred tax liabilities	-	(12,467)

Net deferred tax asset	$1,006,012	$848,704

	2018	2017

Net deferred tax asset at beginning of year	$848,704	$820,048
Recovery for the year in net earnings	147,091	22,425
Recovery (expense) for the year in other comprehensive income	(851)	1,490
Change to equity accounting - JV Inkai	10,849	-
Effect of movements in exchange rates	219	4,741

End of year	$1,006,012	$848,704

	2018	2017

Income tax losses	$270,154	$259,770
Property, plant and equipment	2,344	2,076
Provision for reclamation	88,036	71,463
Long-term investments and other	72,500	68,544

Total	$433,034	$401,853

Schedule of Tax rate reconciliation

	2018	2017

Earnings (loss) before income taxes and non-controlling interest	$39,929	$(207,237)
Combined federal and provincial tax rate	26.9%	26.7%

Computed income tax expense (recovery)	10,741	(55,332)
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries	(78,138)	(51,526)
Change in unrecognized deferred tax assets	18,027	70,353
Share-based compensation plans	1,292	1,349
Change in tax provision related to transfer pricing	(61,000)	3,000
Non-deductible (non-taxable) capital amounts	(13,249)	3,034
Change in legislation	-	(12,199)
Non-deductible goodwill impairment	-	35,520
Change in uncertain tax positions	(3,517)	-
Other permanent differences	(462)	3,282

Income tax recovery	$(126,306)	$(2,519)

Schedule of Earnings and income taxes by jurisdiction

	2018	2017

Earnings (loss) before income taxes
Canada	$(257,291)	$(53,521)
Foreign	297,220	(153,716)

	$39,929	$(207,237)

Current income taxes
Canada	$5,913	$5,221
Foreign	14,872	14,685

	$20,785	$19,906
Deferred income taxes (recovery)
Canada	$(149,284)	$(18,272)
Foreign	2,193	(4,153)

	$(147,091)	$(22,425)

Income tax recovery	$(126,306)	$(2,519)

Schedule of Income tax losses

Date of expiry	Canada	US	Other	Total

2030	$47	$-	$-	$47
2031	-	21,909	-	21,909
2032	236,484	23,596	-	260,080
2033	299,692	40,224	-	339,916
2034	322,021	22,189	-	344,210
2035	363,569	15,439	-	379,008
2036	209,178	46,923	-	256,101
2037	143	35,147	-	35,290
2038	5,731	66,115	-	71,846
2039	-	-	-	-
2040	-	-	-	-
No expiry	-	-	1,101,519	1,101,519

	$1,436,865	$271,542	$1,101,519	$2,809,926